Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 029
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	41-0129150
Plan number	029
Current Value	$ 27,958,191
EBP 029 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
EBP 029 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
EBP 030
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	41-0129150
Plan number	030
Current Value	$ 32,103,663
EBP 030 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
EBP 030 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%